Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Disclosure of detailed information about intangible assets [text block]
	December 31, 2017	December 31, 2016
Prairie Creek Mine	$-	$-
Central Newfoundland properties	5,398	5,398
	$5,398	$5,398